Long - Term Debt - Credit Facilities 3 (Details) $ in Thousands	6 Months Ended	11 Months Ended
	Jun. 30, 2019 USD ($) Vessel	Nov. 15, 2018 USD ($) Vessel
Line of Credit Facility [Line Items]
Number of ships owned | Vessel	39	19
Outstanding amount	$ 875,631
$17.1 Million Amsterdam Trade Bank ("ATB") Credit Facility [Member]
Line of Credit Facility [Line Items]
Number of ships owned | Vessel	3
Line of credit facility issuance date	Oct. 09, 2018
Line of credit facility maximum borrowing capacity	$ 17,100
Outstanding amount	$ 15,472	$ 17,100
Line of Credit Facility, Expiration Date	Dec. 31, 2020
Number of loan tranches	3
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
Loan margin percentage	3.90%
$17.1 Million Amsterdam Trade Bank ("ATB") Credit Facility [Member] | Each Tranche [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	$ 5,700
Line of Credit Facility, Periodic Payment	$ 110
Line of Credit Facility, Number of Repayment Instalments	4
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Date of First Required Payment	Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 5,260
$80.0 Million Credit Agricole Credit Facility [Member]
Line of Credit Facility [Line Items]
Number of ships owned | Vessel	3
Line of credit facility issuance date	Oct. 03, 2018
Line of credit facility maximum borrowing capacity	$ 80,000
Outstanding amount	$ 77,000	$ 80,000
Line of Credit Facility, Expiration Date	Jun. 30, 2020
Line of Credit Facility, Number of Repayment Instalments	6
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
$80.0 Million Credit Agricole Credit Facility [Member] | For the first 6 months [Member]
Line of Credit Facility [Line Items]
Loan margin percentage	3.00%
$80.0 Million Credit Agricole Credit Facility [Member] | For the following 12 months [Member]
Line of Credit Facility [Line Items]
Loan margin percentage	3.25%
$80.0 Million Credit Agricole Credit Facility [Member] | Thereafter [Member]
Line of Credit Facility [Line Items]
Loan margin percentage	3.50%
$80.0 Million Credit Agricole Credit Facility [Member] | Amendment to Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	Apr. 05, 2021
Line of Credit Facility, Periodic Payment	$ 1,500
Line of Credit Facility, Number of Repayment Instalments	10
Line of Credit Facility, Frequency of Payments	quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 65,000